Summary Prospectus dated May 1, 2026
Class I and Class P Shares
Large-Cap Growth Portfolio

This Summary Prospectus is intended for use in connection with variable life insurance policies and variable annuity contracts issued by Pacific Life Insurance Company (“Pacific Life”) and Pacific Life & Annuity Company (“PL&A”) and is not intended for use by other investors.
Before you invest, you may want to review the Fund’s Prospectus, as may be supplemented or amended from time to time, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at www.pacificlife.com/PacificSelectFund.html. You can also obtain this information at no cost by sending an email request to PSFdocumentrequest@pacificlife.com or by calling (6 a.m. – 5 p.m. Pacific time, Monday through Friday):
Pacific Life Annuity Contract Owners:	1-800-722-4448	PL&A Annuity Contract Owners:	1-800-748-6907
Annuity Financial Advisors:	1-800-722-2333	PL&A Life Insurance Policy Owners:	1-888-595-6997
Pacific Life Insurance Policy Owners:	1-800-347-7787
The Fund’s Prospectus and Statement of Additional Information, both dated May 1, 2026, as may be supplemented or amended from time to time, are incorporated by reference into this Summary Prospectus.

Investment Goal
This Fund seeks long-term growth of capital; current income is of secondary importance.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.70%	0.70%
Service Fee	0.20%	N/A
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.95%	0.75%
Less Fee Waiver1	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses after Fee Waiver	0.87%	0.67%

1
The investment adviser has agreed to waive 0.08% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$89	$295	$518	$1,159
Class P	$68	$232	$409	$923
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 45% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of large-capitalization companies. The Fund primarily invests in the common stock of large-capitalization U.S. companies that the sub-adviser believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. The sub-adviser generally considers a company to be a large-capitalization company if the company has a market capitalization within the range of companies included in the Russell 1000 Growth Index, which measures the performance of the large-capitalization growth segment of the U.S.

equity universe. As of December 31, 2025, the market capitalization range of the Russell 1000 Growth Index was approximately $1.5 billion to $4.6 trillion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $1.7 trillion.
The Fund may invest up to 20% of its assets in foreign securities of any capitalization size, including in emerging market countries, that may be U.S. dollar or foreign currency-denominated. The Fund may also invest up to 20% of its assets in the common stock of mid-capitalization and small-capitalization U.S. companies.
The sub-adviser considers the broad market sectors of investments in its management of the Fund. As of December 31, 2025, a significant portion of the Fund was represented by securities of companies in the Technology sector and the Communications sector.
In buying and selling securities for the Fund, the sub-adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.
The Fund is classified as non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
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Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. Income from equity securities may be reduced by changes in the dividend policies of issuers and there is no guarantee that issuers will distribute dividends in the future or that dividends will remain at current levels or increase over time.

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Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

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Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

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Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

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Non-Diversification Risk: A fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent the Fund from being managed as though it were a diversified fund.

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Technology Sector Risk: Companies in the Technology sector face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. companies in the Technology sector have diverse operations, with products or services in foreign markets, exposing them to risks associated with foreign markets.

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Communications Sector Risk: Companies in the Communications sector may be adversely impacted by rapid obsolescence of products and services as a result of technological improvements and innovations, intense competitive pressures such as pricing and cost competition and technological advancements by competitors, and changing consumer preferences which create unpredictability with supply and demand for a company’s products. Companies in the communications sector may also be affected by outsized research and development costs, substantial capital requirements and changes in government regulation. While all companies are susceptible to cybersecurity breaches, certain companies in the communications sector may be particular targets of hacking and potential theft of information or disruptions in service, which could have a material adverse effect on their businesses.

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Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.

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Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

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Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

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Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

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Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

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Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

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Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a large-capitalization growth domestic equity market index that the Investment Adviser considers to be representative of the large-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
FIAM LLC began managing the Fund on May 1, 2023, and some investment policies changed at that time. Other firms managed the Fund before that date.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2020: 28.91%; Q2 2022: (23.21%)
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 2, 2001)	15.39%	10.20%	15.08%
Class P (incepted May 2, 2011)	15.62%	10.42%	15.31%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	17.88%	14.42%	14.82%
Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)	18.56%	15.32%	18.13%

Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — FIAM LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Jason Weiner, Co-Portfolio Manager	Since 2023
Asher Anolic, Co-Portfolio Manager	Since 2023
Purchase and Sale of Fund Shares
The Fund is offered at net asset value (“NAV”) and is available as an underlying investment option for variable life insurance policies and variable annuity contracts (“variable products”) issued by Pacific Life and PL&A. You do not buy, sell or exchange shares of the Fund — you choose investment options through your variable product. The life insurance companies then invest in the Fund if you choose it as an investment option and redeem shares of the Fund if you choose to decrease that investment option. Any minimum initial or subsequent investment requirements and procedures for purchase or redemption of shares of the Fund that apply to your variable product are described in the prospectus for the variable product.
Tax Information
Because the only shareholders of the Fund are the insurance companies offering the variable products and as applicable certain funds of funds of the Trust, no discussion is included here about the federal income tax consequences at the shareholder level. The federal income tax consequences for purchasers of a variable product are described in the prospectus for the variable product.
Payments to Broker-Dealers and Other Financial Intermediaries
Pacific Select Distributors, LLC (“PSD”), the distributor for the Fund and for the variable products, may pay broker-dealers or other financial intermediaries (such as insurance companies) for the sale of the variable products and related services, including shareholder servicing. The Fund’s service fee, which is paid to PSD, can be used for a part of these payments. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the variable product, a share class and/or the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. Class P shares do not pay a service fee to PSD.